Revenue	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue
Note 4 - Revenue
Polestar Group disaggregates Revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of Revenue and cash flows from these customer contracts as seen in the table below:

	For the year ended December 31,
	2023	2022	2021
		(Restated)	(Restated)
Sales of vehicles[1]	2,319,947	2,386,454	1,299,196
Sales of software and performance engineered kits	18,994	21,308	25,881
Sales of carbon credits	1,452	10,984	6,299
Vehicle leasing revenue	17,421	16,719	6,217
Other revenue	20,748	8,640	8,754
Total	$2,378,562	$2,444,105	$1,346,347
1 - Revenue related to sales of vehicles is inclusive of extended and connected services recognized over time.
For the years ended December 31, 2023, 2022 and 2021, other revenue primarily consisted of license revenue generated from sales-based royalties received from Volvo Cars on sales of parts and accessories for Polestar vehicles and software performance upgrades.
For the year ended December 31, 2023, the Group's largest customer that is not a related party accounted for $372,597 (16%) of Revenue. For the years ended December 31, 2022 and December 31, 2021, no sole customer exceeded 10% of total Revenue. The Group’s two largest customers that are not related parties accounted for $156,400 (6%) and $135,544 (10%) of Revenue respectively, for the years ended December 31, 2022 and December 31, 2021. Refer to Note 27 - Related party transactions for further details on revenue from related parties.
Contract liabilities

	Sales generated obligation	Deferred revenue - extended service	Deferred revenue - connected services	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2022 - (Restated)	20,050	21,830	17,120	16,693	75,693
Provided for during the year - (Restated)	70,896	31,648	16,058	18,902	137,504
Settled during the year - (Restated)	(77,667)	—	—	—	(77,667)
Released during the year - (Restated)	—	(12,807)	(2,889)	(22,512)	(38,208)
Effect of foreign currency exchange rate differences - (Restated)	(612)	(747)	(1,778)	(48)	(3,185)
Balance as of December 31, 2022 - (Restated)	$12,667	$39,924	$28,511	$13,035	$94,137

of which current - (Restated)	12,667	18,111	4,083	10,258	45,119
of which non-current - (Restated)	—	21,813	24,428	2,777	49,018

Provided for during the year	82,182	30,800	14,469	56,022	183,473
Settled during the year	(59,999)	—	—	—	(59,999)
Released during the year	—	(23,917)	(4,973)	(18,704)	(47,594)
Effect of foreign currency exchange rate differences	2,184	757	1,558	609	5,108
Balance as of December 31, 2023	$37,034	$47,564	$39,565	$50,962	$175,125
of which current	35,781	23,552	6,135	46,594	112,062
of which non-current	1,253	24,012	33,430	4,368	63,063
As of December 31, 2023, total contract liabilities amounted to $175,125, of which $37,034 was related to variable consideration payable to fleet customers in the form of volume related bonuses and $138,091 was related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue. As of December 31, 2022, the aggregate amount of the transaction price related to sales of vehicles allocated to the remaining performance obligations was $94,137.
Revenue recognized during the year ended December 31, 2023 related to contract liabilities outstanding as of January 1, 2023 was $32,452, and no Revenue was recognized during the period related to performance obligations fully (or partially) satisfied in prior periods. Revenue recognized during the year ended December 31, 2022 related to contract liabilities outstanding as of January 1, 2022 was $27,989, and no Revenue was recognized during the period related to performance obligations fully (or partially) satisfied in prior periods. Revenue recognized during the year ended December 31, 2021 related to contract liabilities outstanding as of January 1, 2021 was $4,648, and no Revenue was recognized during the period related to performance obligation fully or (partially) satisfied in prior periods.